United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  06/30/2011

Date of Reporting Period:  Quarter ended 03/31/2011

Item 1.                      Schedule of Investments

Federated Bank Loan Core Fund

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares		Value
	FLOATING RATE LOANs – 98.2%
	Aerospace/Defense – 3.1%
$1,489,684	Altegrity, Inc., Term Loan — Institutional, 3.059%, 2/21/2015	1,476,024
1,000,000	Sequa Corp., Term Loan — Institutional, 3.560%, 12/3/2014	985,160
997,500	Transdigm Group, Inc., Term Loan — Institutional, 4.000%, 2/3/2017	1,005,425
	TOTAL	3,466,609
	Automotive – 1.8%
498,750	Remy International, Term Loan — Institutional, 6.250%, 12/15/2016	506,231
1,496,250	United Components, Inc., Term Loan — Institutional, 5.500%, 6/30/2017	1,510,278
	TOTAL	2,016,509
	Building Materials – 0.9%
995,000	Goodman Global, Inc., Term Loan — Institutional, Series B, 5.750%, 10/6/2016	1,000,592
	Chemicals – 7.4%
1,996,241	Celanese Holdings LLC, Term Loan — Institutional, 3.303%, 10/31/2016	2,009,516
293,317	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.063%, 5/5/2015	291,044
697,254	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.063%, 5/5/2015	691,850
997,396	Momentive Performance Materials, Inc., Term Loan — Institutional, 3.750%, 5/5/2015	989,292
1,493,747	Nalco Co., Term Loan — Institutional, 4.500%, 9/21/2017	1,509,207
1,496,250	Omnova Solutions, Inc., Term Loan — Institutional, 5.750%, 4/12/2017	1,509,342
1,235,695	Solutia, Inc., Term Loan — Institutional, 3.500%, 8/16/2017	1,244,963
	TOTAL	8,245,214
	Consumer Products – 5.3%
1,000,000	Jarden Corp., Term Loan — Institutional, 3.553%, 3/15/2018	1,000,625
1,398,844	Prestige Brands Holdings, Inc., Term Loan — Institutional, 4.750%, 3/24/2016	1,411,091
1,496,250	Spectrum Brands, Inc., Term Loan — Institutional, 5.010%, 6/16/2016	1,511,078
1,995,000	Visant Corp., Term Loan — Institutional, 5.250%, 12/31/2016	1,993,932
	TOTAL	5,916,726
	Entertainment – 6.7%
1,473,408	Cedar Fair LP, Term Loan — Institutional, 4.000%, 12/31/2017	1,483,796
1,988,681	Cinemark USA, Inc., Term Loan — Institutional, 3.534%, 4/30/2016	1,999,370
1,496,250	Regal Cinemas, Inc., Term Loan — Institutional, 3.553%, 8/31/2017	1,501,390
1,500,000	Six Flags Theme Parks, Term Loan — Institutional, 5.250%, 11/16/2016	1,516,312
894,472	Universal City Development Partners Ltd., Term Loan — Institutional, 5.500%, 10/20/2014	901,181
	TOTAL	7,402,049
	Financial Institutions – 3.2%
1,500,000	CIT Group, Inc., Term Loan — Institutional, 6.250%, 7/27/2015	1,526,250
1,000,000	International Lease Finance Corp., Term Loan — Institutional, 6.750%, 3/17/2015	1,006,875
1,000,000	Nuveen Investments, Term Loan — Institutional, 5.806%, 5/31/2017	1,004,500
	TOTAL	3,537,625
	Food & Beverage – 7.7%
61,707	Aramark Corp., Revolver, 3.494%, 7/26/2016	61,823
938,293	Aramark Corp., Term Loan — Institutional, 3.557%, 7/26/2016	940,052
900,000	Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.804%, 2/1/2015	895,500
800,000	Darling International, Inc., Term Loan — Institutional, 5.141%, 11/9/2016	807,504
1,500,000	Dean Foods Co., Term Loan — Institutional, Series B, 3.810%, 4/2/2017	1,494,375
2,000,000	Del Monte Foods Co., Term Loan — Institutional, 4.500%, 11/26/2017	2,005,420
1,500,000	Michael Foods, Inc., Term Loan — Institutional, 4.250%, 2/28/2018	1,511,018

Principal Amount or Shares		Value
$832,454	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Term Loan — Institutional, 6.000%, 4/2/2014	841,473
	TOTAL	8,557,165
	Gaming – 1.7%
1,000,000	Caesars Entertainment, Inc., Term Loan — Institutional, 3.310%, 1/28/2015	931,720
952,381	Global Cash Access LLC, Term Loan — Institutional, 7.000%, 2/1/2016	957,343
	TOTAL	1,889,063
	Health Care – 9.4%
1,488,451	Biomet, Inc., Term Loan — Institutional, 3.292%, 3/25/2015	1,488,831
2,000,000	Carestream Health Inc., Term Loan — Institutional, 5.000%, 2/8/2017	1,966,080
2,000,000	HCA, Inc., Term Loan — Institutional, 3.557%, 3/31/2017	1,998,900
1,000,000	HCR Manor Care, Inc., Term Loan — Institutional, 5.000%, 2/4/2018	985,625
1,446,787	Multiplan, Inc., Term Loan — Institutional, 4.750%, 2/15/2018	1,451,489
1,000,000	VWR Funding, Inc., Term Loan — Institutional, 2.746%, 6/29/2014	983,750
1,491,269	Vanguard Health Systems, Term Loan — Institutional, 5.000%, 1/29/2016	1,498,352
	TOTAL	10,373,027
	Industrial — Other – 2.6%
1,500,000	Armstrong World Industries, Inc., Term Loan — Institutional, 4.000%, 3/10/2018	1,510,312
1,312,600	JohnsonDiversay, Inc., Term Loan — Institutional, 4.000%, 11/24/2015	1,320,804
	TOTAL	2,831,116
	Media — Cable – 1.8%
1,988,681	Charter Communications, Inc., Term Loan — Institutional, 3.555%, 9/6/2016	1,993,275
	Media — Non-Cable – 7.4%
1,485,000	Citadel Broadcasting Corp., Term Loan — Institutional, Series B, 4.250%, 11/29/2016	1,487,777
992,424	FoxCo Acquisitions, Term Loan — Institutional, 4.750%, 7/14/2015	994,081
1,500,000	Intelsat Jackson Holdings S.A., Term Loan — Institutional, 5.250%, 4/3/2018	1,512,578
1,219,703	Lamar Media Corp., Term Loan — Institutional, 4.000%, 12/31/2016	1,227,173
1,500,000	Medimedia USA, Inc., Term Loan — Institutional, 2.567%, 10/5/2013	1,475,633
1,487,487	Nielsen Finance LLC/Nielsen Finance Co., Term Loan — Institutional, 4.009%, 5/1/2016	1,490,514
	TOTAL	8,187,756
	Packaging & Containers – 3.6%
911,580	Bway Holding Co., Term Loan — Institutional, 4.500%, 2/9/2018	916,922
80,933	Bway Holding Co., Term Loan — Institutional, 4.500%, 2/9/2018	81,407
989,899	Graham Packaging Co., Term Loan — Institutional, 6.750%, 4/5/2014	998,442
2,000,000	Reynolds Group, Term Loan — Institutional, 4.250%, 1/28/2018	2,012,040
	TOTAL	4,008,811
	Paper – 2.5%
1,806,253	Graphic Packaging International Corp., Term Loan — Institutional, 3.053%, 5/16/2014	1,804,845
1,000,000	Rock-Tenn Co., Term Loan — Institutional, 3.500%, 1/24/2017	1,007,675
	TOTAL	2,812,520
	Restaurants – 3.3%
763,347	DineEquity Inc., Term Loan — Institutional, 4.250%, 10/31/2017	770,026
1,500,000	Dunkin' Brands Inc., Term Loan — Institutional, 4.250%, 11/23/2017	1,511,093
1,400,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.809%, 3/15/2014	1,372,000
	TOTAL	3,653,119
	Retailers – 10.4%
1,500,000	Dollar General Corp., Term Loan — Institutional, 3.001%, 7/6/2014	1,501,358
1,500,000	General Nutrition Center, Term Loan — Institutional, 4.250%, 2/3/2018	1,502,993
1,995,000	Gymboree Corp., Term Loan — Institutional, 5.000%, 2/1/2015	1,996,955
2,000,000	Jo-Ann Stores, Inc., Term Loan — Institutional, 4.750%, 12/23/2017	1,984,380

Principal Amount or Shares			Value
$1,500,000		Neiman-Marcus Group, Inc., Term Loan — Institutional, 4.309%, 4/6/2016	1,504,822
1,485,000		PETCO Animal Supplies, Inc., Term Loan — Institutional, 4.500%, 11/24/2017	1,491,608
1,492,500		Toys 'R' Us, Inc., Term Loan — Institutional, 6.000%, 8/11/2016	1,503,880
		TOTAL	11,485,996
		Services – 2.6%
1,407,756		KAR Holdings, Inc., Term Loan — Institutional, 3.000%, 10/19/2013	1,406,581
1,480,516		West Corp., Term Loan — Institutional, 4.602%, 7/15/2016	1,488,658
		TOTAL	2,895,239
		Technology – 12.2%
139,464		Activant Solutions, Inc., Term Loan – Institutional, 2.313%, 5/2/2013	138,549
834,897		Activant Solutions, Inc., Term Loan – Institutional, 4.813%, 2/2/2016	837,506
990,000		Aspect Software, Inc., Term Loan — Institutional, 6.250%, 5/7/2016	1,001,138
1,000,000		CommScope, Inc., Term Loan — Institutional, 5.000%, 1/3/2018	1,009,285
995,000		Fidelity National Information Services, Inc., Term Loan — Institutional, 5.250%, 7/18/2016	1,002,875
996,762		Freescale Semiconductor, Inc., Term Loan – Institutional, 4.511%, 12/1/2016	992,794
2,000,000		Interactive Data Corp., Term Loan — Institutional, 4.750%, 1/31/2018	2,006,250
1,496,154		Lender Processing Services, Term Loan - Institutional, Series B, 2.746%, 7/2/2014	1,501,764
1,500,000		Rovi Corp., Term Loan — Institutional, 4.000%, 1/19/2018	1,512,188
995,000		SkillSoft Corp., Term Loan — Institutional, 6.500%, 5/26/2017	1,009,308
1,461,946		SunGard Data Systems, Inc., Term Loan — Institutional, 3.933%, 2/28/2016	1,467,129
1,000,000		Trans Union LLC, Term Loan — Institutional, 4.750%, 2/28/2018	1,006,045
		TOTAL	13,484,831
		Transportation – 1.4%
1,500,000		Hertz Corp., Term Loan — Institutional, 3.750%, 2/16/2018	1,504,147
		Utility — Electric – 1.4%
829,387		NRG Energy, Inc., Term Loan — Institutional, 3.557%, 8/31/2015	836,126
668,524		NRG Energy, Inc., Term Loan — Institutional, 3.502%, 8/31/2015	673,955
		TOTAL	1,510,081
		Wireless Communications – 1.8%
1,988,298		MetroPCS Wireless, Inc., Term Loan — Institutional, 4.112%, 11/3/2016	1,996,381
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $107,653,511)	108,767,851
		MUTUAL FUND – 1.2%
1,299,017	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	1,299,017
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $108,952,528) [3]	110,066,868
		OTHER ASSETS AND LIABILITIES - NET — 0.6% [4]	703,083
		TOTAL NET ASSETS — 100%	$110,769,951
1	Affiliated holding.
2	7-Day net yield.
3	At March 31, 2011, the cost of investments for federal tax purposes was $108,830,899. The net unrealized appreciation of investments for federal tax purposes was $1,235,969. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,321,742 and net unrealized depreciation from investments for those securities having an excess of cost over value of $85,773.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$108,767,851	$ —	$108,767,851
Mutual Fund	1,299,017	—	—	1,299,017
TOTAL SECURITIES	$ —	$108,767,851	$ —	$110,066,868

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Core Trust

By                      /S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date                      May 23, 2011

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011